CHANGE IN ACCOUNTING POLICY (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net Income (Loss)	$ (5,855,877)	$ (3,332,273)	$ (8,069,402)	$ (6,706,407)
Retained Earnings (Accumulated Deficit)	(26,973,321)		(21,076,464)	(13,007,062)	$ (6,300,655)
Retained Earnings [Member]
Net Income (Loss)	$ (5,855,877)		(8,069,402)	(6,706,407)
Scenario, Previously Reported [Member]
Retained Earnings (Accumulated Deficit)			(15,588,554)	(11,651,980)	(12,688,128)
Scenario, Previously Reported [Member] | Retained Earnings [Member]
Net Income (Loss)			(3,936,574)
Scenario, Adjustment [Member]
Retained Earnings (Accumulated Deficit)			(5,487,910)	$ (1,355,082)	$ 6,387,473
Scenario, Adjustment [Member] | Retained Earnings [Member]
Net Income (Loss)			$ (4,132,828)